                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth

                               SEMIANNUAL REPORT
                    (Unaudited) and Investment Performance
                        Review for the Six Months Ended
                               February 28, 2001

                                [HERITAGE LOGO]

                                                                  March 15, 2001

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the six-month period ended February 28, 2001. The seven-day effective yield declined from a level of 3.69% on August 31, 2000 to 3.20% on February 28, 2001. The decline was attributable to two interest rate decreases in January 2001 by Federal Reserve policy makers in response to eroding consumer confidence, high energy prices and a more rapid than expected slowdown in U.S. economic growth.

     Please remember that if you are subject to the Alternative Minimum Tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Municipal Money Market Fund.

                                           Sincerely,

                                           /s/ Richard Riess
                                           -----------------
                                           Richard K. Riess
                                           President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--99.6%(A)(B)

ALABAMA--0.2%
$   2,000,000 Tuscaloosa County Industrial
               Development Authority, 3.20%(c)
               Pollution Control Revenue Bond
               Tuscaloosa Steel Corporation
               Project,
               Series 95, 03/07/01
               LOC: Bayerische Landesbank.....  $  2,000,000
                                                ------------

ARIZONA--3.1%
   4,000,000  Elroy, 3.65%(c)
               Industrial Development Revenue
               Bond
               Marley Cooking,
               Series 96, AMT, 03/07/01
               LOC: First Union Bank of North
               Carolina.......................     4,000,000
   2,300,000  Maricopa County, 3.60%(c)
               Multi Family Housing Revenue
               Bond
               Villas Apartments,
               Series 00, 03/07/01
               LOC: Federal National Mortgage
               Association....................     2,300,000
   2,000,000  Phoenix, 3.20%(c)
               Industrial Development Revenue
               Bond
               YMCA Project,
               Series 01, AMT, 03/01/01
               LOC: Wells Fargo Bank..........     2,000,000
  18,700,000  Phoenix Civic Improvement
               Authority, 3.20%(c)
               Sub Excise Tax,
               Series 95, 03/07/01
               LOC: Landesbank Hessen-
               Theuringen.....................    18,700,000
                                                ------------
                                                  27,000,000
                                                ------------

ARKANSAS--2.9%
  15,000,000  Arkansas Development Finance
               Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               Ensco Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....    15,000,000
  10,000,000  Union County, 3.25%(c)
               Pollution Control Revenue Bond
               Del-Tin Fiber Project,
               Series 97B, AMT, 03/07/01
               LOC: Bank One, NA..............    10,000,000
                                                ------------
                                                  25,000,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

CALIFORNIA--2.8%
  14,000,000  California Higher Education Loan
               Authority, 3.25%(c)
               Student Loan Revenue Bond
               Series 92E-1, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................    14,000,000
  10,000,000  California Higher Education Loan
               Authority, 4.70%(c)
               Student Loan Revenue Bond
               Series 95E-5, AMT, 06/27/01
               LOC: Student Loan Marketing
               Association....................    10,000,000
                                                ------------
                                                  24,000,000
                                                ------------

DELAWARE--4.1%
  27,000,000  Delaware State Economic
               Development Authority, 3.40%(c)
               Pollution Control Revenue Bond
               Star Enterprises Project,
               Series 97C, AMT, 03/07/01
               LOC: Canadian Imperial Bank of
               Commerce.......................    27,000,000
   8,000,000  Delaware State Economic
               Development Authority, 4.38%(c)
               Pollution Control Revenue Bond
               Star Enterprises Project,
               Series 97D, AMT, 03/07/01
               LOC: Canadian Imperial Bank of
               Commerce.......................     8,000,000
                                                ------------
                                                  35,000,000
                                                ------------

DISTRICT OF COLUMBIA--2.6%
   1,800,000  District of Columbia, 3.50%(c)
               National Child Day Care
               Association,
               Series 00A, 03/07/01
               LOC: First Union National
               Bank...........................     1,800,000
   8,055,000  District of Columbia, 3.55%(c)
               Pollution Control Revenue Bond
               Trigen-Pepco Energy Project,
               Series 00, AMT, 03/07/01
               LOC: Allied Irish Banks........     8,055,000
  13,000,000  District of Columbia Housing
               Finance Agency, 4.35%
               Single Family Mortgage Revenue
               Bond
               Series 00B, AMT, 03/21/01
               GIC: Trinity Funding...........    13,000,000
                                                ------------
                                                  22,855,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
FLORIDA--1.4%
$   1,200,000 Charlotte County, 3.50%(c)
               Lease Revenue Bond
               Family YMCA Project,
               Series 00, 03/07/01
               LOC: Suntrust Bank.............  $  1,200,000
   2,000,000  Florida Gulf Coast University,
               3.55%(c)
               Series 00, 03/07/01
               LOC: First Union National
               Bank...........................     2,000,000
   1,060,000  Florida Housing Finance Agency,
               3.25%(c)
               Multi Family Housing Revenue
               Bond
               Carlton Arms II,
               Series 85, 03/07/01
               LOC: KBC Bank..................     1,060,000
   2,625,000  Palm Beach County, 3.55%(c)
               Education Facility Bond
               Lynn University,
               Series 98, 03/07/01
               LOC: First Union National
               Bank...........................     2,625,000
   2,315,000  Pasco County, 3.95%(c)
               Multi Family Housing Revenue
               Bond
               Carlton Arms Project,
               Series 85, 03/07/01
               LOC: First Union Bank of
               America........................     2,315,000
   2,525,000  Seminole County, 3.75%(c)
               Multi Family Housing Revenue
               Bond
               Florida Living Nursing Center,
               Series 91, 03/07/01
               LOC: Bank of America...........     2,525,000
                                                ------------
                                                  11,725,000
                                                ------------

GEORGIA--3.4%
   1,200,000  Atlanta Urban Residential
               Finance Authority, 3.65%(c)
               Multi Family Housing Revenue
               Bond
               Parcel 25 Project,
               Series 93A, AMT, 03/07/01
               LOC: First Union National
               Bank...........................     1,200,000
   1,300,000  Bowdon, 3.65%(c)
               Industrial Development Revenue
               Bond
               Trintex Corporation,
               Series 96, AMT, 03/07/01
               LOC: First Union National
               Bank...........................     1,300,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   4,500,000  Clayton County, 3.65%(c)
               Industrial Development Revenue
               Bond
               CW Matthews Project,
               Series 00, AMT, 03/07/01
               LOC: Bank of America...........     4,500,000
   8,850,000  Cobb County, 3.55%(c)
               Multi Family Housing Revenue
               Bond
               Walton Trails Apartments
               Project,
               Series 00, AMT, 03/07/01
               LOC: Federal Home Loan Mortgage
               Corporation....................     8,850,000
   4,000,000  Gainesville & Hall County,
               3.60%(c)
               Industrial Development Revenue
               Bond
               IMS Gear Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     4,000,000
   2,300,000  Georgia Port Authority, 3.60%(c)
               Colonels Project,
               Series 99, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     2,300,000
   4,500,000  Rockmart Development Authority,
               3.60%(c)
               Industrial Development Revenue
               Bond
               C.W. Mathews Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     4,500,000
   3,000,000  St. Mary's Development
               Authority, 3.25%(c)
               Pollution Control Revenue Bond
               Trigen-BioPower Inc. Project,
               AMT, 03/07/01
               LOC: Hong Kong Shanghai
               Bank...........................     3,000,000
                                                ------------
                                                  29,650,000
                                                ------------

HAWAII--1.3%
   6,145,000  Honolulu, GO, 3.15%(c)
               Series 00A, 03/07/01
               LOC: Landesbank Hessen-
               Theuringen.....................     6,145,000
   5,350,000  Honolulu, GO, 3.15%(c)
               Series 00A, 03/07/01
               LOC: Landesbank Hessen-
               Theuringen.....................     5,350,000
                                                ------------
                                                  11,495,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
ILLINOIS--5.8%
$   1,600,000 Belvidere, 3.65%(c)
               Industrial Development Revenue
               Bond
               Theil Inc. Project,
               Series 96, AMT, 03/07/01
               LOC: US Bank, N.A. ............  $  1,600,000
   5,000,000  Chicago, 3.45%(c)
               Airport Revenue Bond
               Chicago Midway Airport,
               Series 99, AMT, 03/07/01
               LOC: Bank One, Indiana.........     5,000,000
   4,000,000  Chicago, 3.60%(c)
               Industrial Development Revenue
               Bond
               Andres Imaging,
               Series 00, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     4,000,000
   1,165,000  Chicago, 3.70%(c)
               Industrial Development Revenue
               Bond
               Eli's Chicago Inc.,
               Series 96, AMT, 03/07/01
               LOC: American National Bank of
               Chicago........................     1,165,000
   6,830,000  Chicago, 3.28%(c)
               Industrial Development Revenue
               Bond
               Evans Food Products Company,
               Series 98, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     6,830,000
   1,095,000  Chicago, 3.60%(c)
               Industrial Development Revenue
               Bond
               Guernsey Bel Inc.,
               Series 96A, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     1,095,000
   2,800,000  Huntley, 3.40%(c)
               Industrial Development Revenue
               Bond
               Colony Inc. Project,
               Series 99, AMT, 03/07/01
               LOC: American National Bank of
               Chicago........................     2,800,000
   2,600,000  Illinois Development Finance
               Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               Azteca Foods Inc. Project,
               Series 96, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     2,600,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   1,550,000  Illinois Development Finance
               Authority, 3.28%(c)
               Industrial Development Revenue
               Bond
               Emtech Machining,
               Series 96, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     1,550,000
   6,500,000  Illinois Educational Facilities
               Authority, 3.20%(c)
               Cultural Pooled Finance
               Project,
               Series 00, 03/07/01
               LOC: American National Bank of
               Chicago........................     6,500,000
   5,500,000  Illinois Educational Facilities
               Authority, 3.52%(c)
               National-Louis University,
               Series 99A, 03/07/01
               LOC: American National Bank of
               Chicago........................     5,500,000
   4,300,000  Illinois Student Assistance
               Commission, 3.25%(c)
               Student Loan Revenue Bond,
               Series 97A, AMT, 03/07/01
               LOC: First National Bank of
               Chicago........................     4,300,000
   4,320,000  Lake County, 3.70%(c)
               Pollution Control Revenue Bond
               Countryside Landfill Project,
               Series 96B, AMT, 03/07/01
               LOC: Morgan Guaranty Trust
               Company........................     4,320,000
   1,500,000  Naperville, 3.20%(c)
               Dupage Childrens Museum,
               Series 00, 03/07/01
               LOC: American National Bank of
               Chicago........................     1,500,000
   1,000,000  Upper River Valley, 3.60%(c)
               Clover Properties Project,
               Series 00, AMT, 03/07/01
               LOC: ABN-AMRO..................     1,000,000
                                                ------------
                                                  49,760,000
                                                ------------

INDIANA--2.5%
   3,295,000  Crawfordsville, 3.66%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments-Shady,
               Series 93, AMT, 03/07/01
               LOC: Federal Home Loan Bank....     3,295,000
   1,537,000  Crawfordsville, 3.76%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments-Shady,
               Series 95, AMT, 03/07/01
               LOC: Federal Home Loan Bank....     1,537,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   1,000,000 Elkhart County, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Crossroads Apartments Project,
               Series 98A, AMT, 03/07/01
               LOC: Federal Home Loan Bank....  $  1,000,000
   2,950,000  Elkhart County, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Johnson Street Apartment
               Project,
               Series 98A, AMT, 03/07/01
               LOC: Federal Home Loan Bank....     2,950,000
   1,000,000  Gibson County Authority,
               3.20%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments,
               Series 97M-A, 03/07/01
               LOC: Federal Home Loan Bank....     1,000,000
   3,300,000  Indiana Development Finance
               Authority 3.20%(c)
               Educational Facilities Revenue
               Indiana Historical Society,
               Series 96, 03/07/01
               LOC: Bank One Corporation......     3,300,000
   2,600,000  Indiana Development Finance
               Authority, 2.60%(c)
               Industrial Development Revenue
               Bond
               Enterprise Center IV Project,
               Series 92, AMT, 03/07/01
               LOC: Bank One Corporation......     2,600,000
   4,700,000  Indiana Health Facility
               Financing Authority, 3.45%(c)
               Hospital Revenue Bond
               Community Mental Health,
               Series 90, 03/07/01
               LOC: LaSalle National Trust
               N.A............................     4,700,000
   1,523,000  La Porte County, 3.66%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments Woodland
               Project,
               Series 94, AMT, 03/07/01
               LOC: Federal Home Loan Bank....     1,523,000
                                                ------------
                                                  21,905,000
                                                ------------

KANSAS--0.4%
   3,400,000  Shawnee Industrial Revenue
               Authority, 3.28%(c)
               Industrial Development Revenue
               Bond
               Thrall Enterprises,
               Series 94, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     3,400,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

LOUISIANA--4.5%
   8,889,000  Calcasieu Parish Industrial
               Development Board, 3.30%(c)
               Pollution Control Revenue Bond
               W.P.T. Corporation,
               Series 97, AMT, 03/07/01
               LOC: Morgan Guaranty Trust
               Company........................     8,889,000
  11,900,000  Lake Charles, 3.70%(c)
               Harbor & Terminal Port,
               Series 94, AMT, 03/07/01
               LOC: Dexia.....................    11,900,000
   2,000,000  Lincoln Parish, 3.20%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 95, AMT, 03/07/01
               LOC: Deutsche Bank.............     2,000,000
  10,200,000  Lincoln Parish, 3.20%(c)
               Pollution Control Revenue Bond
               Willamette Industries Project,
               Series 96, AMT, 03/07/01
               LOC: Deutsche Bank.............    10,200,000
   3,700,000  Port of New Orleans, 3.65%(c)
               Steamboat Company Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     3,700,000
   1,800,000  St Charles Parish, 3.50%(c)
               Pollution Control Revenue Bond
               Shell Oil Company Project,
               Series 85, 03/07/01............     1,800,000
                                                ------------
                                                  38,489,000
                                                ------------

MARYLAND--2.5%
   4,500,000  Baltimore County, 3.65%(c)
               Republic Services Project,
               Series 00, AMT, 03/07/01
               LOC: Bank of America...........     4,500,000
  10,300,000  Baltimore, 3.15%(c)
               Industrial Development Revenue
               Bond
               Baltimore Capital Acquisitions,
               Series 86, 03/07/01
               LOC: Bayerische Landesbank.....    10,300,000
   7,100,000  Maryland Community Development
               Authority, 4.70%
               Single Family Mortgage Revenue
               Bond
               Series 00E, AMT, 06/14/01......     7,100,000
                                                ------------
                                                  21,900,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MASSACHUSETTS--2.9%
$   9,000,000 Massachusetts, GO, 3.20%(c)
               Series 97B, 03/07/01
               BPA: Landesbank Hessen-
               Theuringen.....................  $  9,000,000
  16,000,000  Massachusetts Health & Education
               Facility, 2.80%(c)
               Harvard University,
               Series 89L, 03/07/01...........    16,000,000
                                                ------------
                                                  25,000,000
                                                ------------

MICHIGAN--1.8%
   4,000,000  Michigan Housing Development
               Authority, 4.45%(c)
               Series 00D, 12/01/01
               GIC: Trinity Funding...........     4,000,000
   1,000,000  Michigan Strategic Fund,
               3.20%(c)
               Industrial Development Revenue
               Bond
               Detroit Edison Company,
               Series 95C, 03/01/01
               LOC: Barclays Bank.............     1,000,000
   7,430,000  Michigan Strategic Fund,
               3.60%(c)
               Industrial Development Revenue
               Bond
               Grayling General Project,
               Series 90, AMT, 03/07/01
               LOC: Barclays Bank.............     7,430,000
   3,300,000  Michigan Strategic Fund,
               3.05%(c)
               Industrial Development Revenue
               Bond
               True Industries Warren Project,
               Series 00, AMT, 03/07/01
               LOC: Banc One Corporation......     3,300,000
                                                ------------
                                                  15,730,000
                                                ------------

MINNESOTA--0.5%
   4,700,000  Bloomington Housing Finance
               Authority 3.60%(c)
               Multi Family Housing Revenue
               Bond
               Crow/Bloomington Apartments,
               Series 93, 03/07/01
               LOC: Credit Suisse First
               Boston.........................     4,700,000
                                                ------------
MISSOURI--1.0%
   5,100,000  Missouri Higher Education,
               3.25%(c)
               Student Loan Revenue Bond
               Series 90A, AMT, 03/07/01
               LOC: Bank of America...........     5,100,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   3,800,000  St. Louis County, 3.60%(c)
               Multi Family Housing Revenue
               Bond
               Black Forest Apartment Project,
               Series 97, AMT, 03/07/01
               LOC: Mercantile Bank...........     3,800,000
                                                ------------
                                                   8,900,000
                                                ------------

NEBRASKA--1.3%
   2,500,000  Nebhelp Inc., 3.15%(c)
               Student Loan Program Bond
               Series 85E, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     2,500,000
   3,450,000  Nebhelp Inc., 3.25%(c)
               Student Loan Program Bond
               Series 86A, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     3,450,000
   5,250,000  Nebhelp Inc., 3.25%(c)
               Student Loan Program Bond
               Series 86C, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     5,250,000
                                                ------------
                                                  11,200,000
                                                ------------

NEVADA--1.3%
   4,600,000  Henderson, 3.65%(c)
               Multi Family Housing Revenue
               Bond
               Pueblo Verde Apartment Project,
               Series 95A, 03/07/01
               LOC: Credit Suisse First
               Boston.........................     4,600,000
   4,350,000  Nevada Housing Division,
               3.60%(c)
               Hospital Revenue Bond
               Oakmont Project,
               Series 96, AMT, 03/07/01
               LOC: U.S. Bank, N.A. ..........     4,350,000
   2,000,000  Nevada Housing Finance Agency,
               3.60%(c)
               Multi Family Housing Revenue
               Bond
               Horizon Pines Project,
               Series 00A, AMT, 03/07/01
               LOC: Federal National Mortgage
               Association....................     2,000,000
                                                ------------
                                                  10,950,000
                                                ------------

NORTH CAROLINA--2.9%
   4,000,000  Henderson County, 3.60%(c)
               Pollution Control Revenue Bond
               Andy Petree Racing Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     4,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   6,000,000 North Carolina Educational
               Facility 3.50%(c)
               Lenoir-Rhyne College,
               Series 00, 03/07/01
               LOC: Wachovia Bank & Trust.....  $  6,000,000
  10,360,000  North Carolina Educational
               Facility 3.50%(c)
               Brevard College Corporation,
               Series 97, 03/07/01
               LOC: Wachovia Bank & Trust.....    10,360,000
   1,350,000  North Carolina Educational
               Facility 3.35%(c)
               Bowman Grey,
               Series 90, 03/07/01
               LOC: Wachovia Bank & Trust.....     1,350,000
   3,500,000  Winston-Salem, 3.30%(c)
               Multi Family Housing Revenue
               Bond
               Series 97, AMT, 03/07/01
               LOC: First Union National
               Bank...........................     3,500,000
                                                ------------
                                                  25,210,000
                                                ------------

NORTH DAKOTA--0.7%
   6,000,000  North Dakota Housing Finance
               Authority, 3.35%
               Single Family Mortgage Revenue
               Bond
               Series 01B, AMT, 03/01/02
               GIC: American International
               Group..........................     6,000,000
                                                ------------

OHIO--6.7%
   7,215,000  Cleveland, 3.15%(c)
               Airport Revenue Bond
               Series 97D, AMT, 03/07/01
               LOC: Toronto Dominion Bank.....     7,215,000
   4,470,000  Cuyahoga County 3.15%(c)
               Hospital Revenue Bond
               Cleveland Clinic,
               Series 96A, 03/07/01
               LOC: JP Morgan Chase...........     4,470,000
   5,600,000  Evendale, 3.20%(c)
               Industrial Development Revenue
               Bond
               SHV Real Estate Project,
               Series 85, 03/07/01
               LOC: ABN-AMRO..................     5,600,000
  33,000,000  Ohio Housing Finance Authority,
               4.25%
               Single Family Mortgage Revenue
               Bond
               Series 00A-3, AMT, 03/01/01
               GIC: Hypo Vereins Bank.........    33,000,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   2,600,000  Ohio Water Development
               Authority, 3.20%(c)
               Industrial Development Revenue
               Bond
               Timken Company Project,
               Series 92, 03/07/01
               LOC: Wachovia Bank & Trust.....     2,600,000
   5,000,000  Warren County, 3.45%(c)
               Industrial Development Revenue
               Bond
               Otterbein, Series 98A, 03/07/01
               LOC: Fifth Third Bank..........     5,000,000
                                                ------------
                                                  57,885,000
                                                ------------

OKLAHOMA--1.1%
   2,000,000  Oklahoma Development Finance
               Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               Shawnee Funding Project,
               Series 96, 03/07/01
               LOC: Bank of Nova Scotia.......     2,000,000
   7,500,000  Optima Municipal Authority,
               3.60%(c)
               Industrial Development Revenue
               Bond
               Seaboard Project,
               Series 94, 03/07/01
               LOC: Sun Trust Bank............     7,500,000
                                                ------------
                                                   9,500,000
                                                ------------

PENNSYLVANIA--6.0%
  14,200,000  Elk County, 4.25%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 92, AMT, 03/07/01
               LOC: Deutsche Bank.............    14,200,000
   5,175,000  Emmaus, GO, 3.25%(c)
               Series 89A-9, 03/07/01
               LOC: Bayerische Hypo und
               Vereinsbank....................     5,175,000
   4,000,000  Emmaus, GO, 3.20%(c)
               Series 89C-18, 03/07/01
               LOC: Bayerische Landesbank.....     4,000,000
   6,300,000  Emmaus, GO, 3.25%(c)
               Series 89D-18, 03/07/01
               LOC: Kredietbank...............     6,300,000
  10,000,000  Emmaus, GO, 3.20%(c)
               Series 89F-16, 03/07/01
               LOC: Bayerische Landesbank.....    10,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   3,660,000 Montgomery County Higher
               Education, 3.15%(c)
               Student Loan Revenue Bond
               Series 96A, 03/07/01
               LOC: Allied Irish Banks........  $  3,660,000
   3,725,000  Philadelphia Redevelopment
               Authority, 3.55%(c)
               Multi Family Housing Revenue
               Bond
               Courts Apartments Project,
               Series 95A, 03/07/01
               LOC: First Union National
               Bank...........................     3,725,000
   4,730,000  Pittsburgh Urban Development
               Authority, 4.70%
               Single Family Mortgage Revenue
               Bond
               Series 00C, AMT, 05/22/01......     4,730,000
                                                ------------
                                                  51,790,000
                                                ------------

RHODE ISLAND--1.4%
   4,400,000  Rhode Island Higher Education,
               3.20%(c)
               Student Loan Revenue Bond
               Series 95-1, AMT, 03/07/01
               LOC: State Street Bank.........     4,400,000
   5,000,000  Rhode Island Higher Education,
               3.20%(c)
               Student Loan Revenue Bond
               Series 96J-2, AMT, 03/07/01
               LOC: State Street Bank.........     5,000,000
   2,600,000  Rhode Island Higher Education,
               3.20%(c)
               Student Loan Revenue Bond
               Series 96-3, AMT, 03/07/01
               LOC: State Street Bank.........     2,600,000
                                                ------------
                                                  12,000,000
                                                ------------

SOUTH CAROLINA--0.9%
   4,200,000  South Carolina Economic
               Development Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               King Company Project,
               Series 99, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     4,200,000
   4,000,000  South Carolina Jobs, 3.60%(c)
               Industrial Development Revenue
               Bond
               Elec City Printing Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     4,000,000
                                                ------------
                                                   8,200,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

SOUTH DAKOTA--2.0%
   3,250,000  South Dakota Housing Development
               Authority, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               LaCrosse Investors,
               Series 01, 03/07/01
               LOC: Federal National Mortgage
               Association....................     3,250,000
  12,800,000  South Dakota Housing Development
               Authority, 4.40%
               Single Family Mortgage Revenue
               Bond
               Series 00K, AMT, 11/08/01......    12,800,000
   1,000,000  Yankton, 3.30%(c)
               Industrial Development Revenue
               Bond
               Kolberg-Pioneer Project,
               Series 98, AMT, 03/07/01
               LOC: First National Bank of
               Chicago........................     1,000,000
                                                ------------
                                                  17,050,000
                                                ------------

TENNESSEE--7.4%
   9,800,000  Chattanooga, 3.50%(c)
               Multi Family Housing Revenue
               Bond
               Chattanooga Housing,
               Series 00, 03/07/01
               LOC: First Union National
               Bank...........................     9,800,000
  10,600,000  Education Funding of the South,
               3.15%(c)
               Student Funding Corporation,
               Series 87A-2, AMT, 03/07/01
               LOC: Bank of America...........    10,600,000
  13,300,000  Education Funding of the South,
               3.15%(c)
               Student Funding Corporation,
               Series 87A-3, AMT, 03/07/01
               LOC: Bank of America...........    13,300,000
   2,265,000  Nashville Health & Education
               Authority, 3.55%(c)
               Series 96A, 03/07/01
               LOC: NationsBank...............     2,265,000
  10,000,000  Shelby County, GO, 3.15%(c)
               Industrial Development Revenue
               Bond
               Standard Gypsum Project,
               Series 99, 03/07/01
               LOC: Toronto-Dominion Bank.....    10,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  18,150,000 Stewart County, 3.25%(c)
               Industrial Development Revenue
               Bond
               Standard Gypsum Project,
               Series 99, 03/07/01
               LOC: Toronto-Dominion Bank.....  $ 18,150,000
                                                ------------
                                                  64,115,000
                                                ------------

TEXAS--10.6%
  13,300,000  Austin, 3.15%(c)
               Airport System Revenue Notes
               Series 95A, AMT, 03/07/01
               LOC: Morgan Guaranty Trust
               Company........................    13,300,000
   8,400,000  Brazos Higher Education,
               3.15%(c)
               Student Loan Revenue Bond
               Series B1, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     8,400,000
  10,200,000  Brazos River, 3.25%(c)
               Pollution Control Revenue Bond
               Texas Utility Electric Project,
               Series 99B, AMT, 03/07/01
               LOC: Morgan Guaranty Trust
               Company........................    10,200,000
   7,600,000  Calhoun County, 3.20%(c)
               Port Facility Revenue Bond
               Formosa Plastics,
               Series 94, AMT, 03/07/01
               LOC: Bank of America...........     7,600,000
   4,100,000  Galveston, 3.40%(c)
               Industrial Development Revenue
               Bond
               Mitchell Project,
               Series 93A, AMT, 03/07/01
               LOC: Bank One Corporation......     4,100,000
   1,000,000  Gulf Coast Waste Disposal
               Authority, 3.10%(c)
               Pollution Control Revenue Bond
               Amoco Oil Company Project,
               Series 96, AMT, 03/01/01.......     1,000,000
   1,000,000  Gulf Coast Waste Disposal
               Authority, 3.30%(c)
               Pollution Control Revenue Bond
               Baytown Chemical Project,
               Series 95, 03/01/01............     1,000,000
   5,000,000  Midlothian, 3.35%(c)
               Pollution Control Revenue Bond
               Holnam Texas,
               Series 99, AMT, 03/07/01
               LOC: Bank One Corporation......     5,000,000
   3,800,000  North Central Texas, 3.20%(c)
               Health Facility Revenue Bond
               Jewish Community Center,
               Series 00, 03/07/01
               LOC: Allied Irish Banks........     3,800,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   4,500,000  North Texas Higher Education
               Authority, 3.25%(c)
               Student Loan Revenue Bond
               Series 93A, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     4,500,000
   5,815,000  North Texas Higher Education
               Authority, 3.25%(c)
               Student Loan Revenue Bond
               Series 98, AMT, 03/07/01
               LOC: Bank of America...........     5,815,000
   3,500,000  Panhandle Plains, 3.15%(c)
               Student Loan Revenue Bond
               Series 97X, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     3,500,000
   5,400,000  Panhandle Plains, 3.15%(c)
               Student Loan Revenue Bond
               Series 97Y, AMT, 03/07/01
               LOC: Student Loan Marketing
               Association....................     5,400,000
   4,000,000  Port Arthur, 3.25%(c)
               Industrial Development Revenue
               Bond
               Air Products and Chemical
               Project,
               Series 00, AMT, 03/07/01
               LOC: Bayerische Hypo und
               Vereinsbank....................     4,000,000
   3,000,000  Texas Department of Housing,
               3.25%(c)
               Multi Family Housing Revenue
               Bond
               Timber Point Apartments,
               Series 00, AMT, 03/07/01
               LOC: Federal Home Loan Mortgage
               Corporation....................     3,000,000
  10,000,000  Texas Trans, GO, 5.25%
               Series 00, 08/31/01............    10,042,096
   1,000,000  Trinity River, 3.25%(c)
               Pollution Control Revenue Bond
               TXU Electric Company Project,
               Series 00A, AMT, 03/07/01
               LOC: Commerzbank A.G...........     1,000,000
                                                ------------
                                                  91,657,096
                                                ------------

UTAH--1.5%
   2,400,000  Morgan County, 3.40%(c)
               Pollution Control Revenue Bond
               Holnam Inc.,
               Series 96, AMT, 03/07/01
               LOC: Wachovia Bank & Trust.....     2,400,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  10,400,000 Salt Lake County, 3.40%(c)
               Pollution Control Revenue Bond
               Kennecott Copper Corporation,
               Series 95A, AMT, 03/07/01......  $ 10,400,000
                                                ------------
                                                  12,800,000
                                                ------------

VIRGINIA--5.1%
   2,000,000  Albermarle County, 3.15%(c)
               Multi Family Housing Revenue
               Bond
               University of Virginia Health
               Services,
               Series 98, 03/07/01
               LOC: First Union National
               Bank...........................     2,000,000
   4,050,000  Amelia County, 3.25%(c)
               Pollution Control Revenue Bond
               Chambers Waste Systems, Inc.,
               Series 91, AMT, 03/07/01
               LOC: JP Morgan Chase...........     4,050,000
   1,835,000  Ashland, 3.60%(c)
               Industrial Development Revenue
               Bond YMCA,
               Series 00B, AMT, 03/07/01
               LOC: First Union National
               Bank...........................     1,835,000
   4,250,000  Fairfax County Development
               Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               Sandy Rock Project,
               Series 99, AMT, 03/07/01
               LOC: Wachovia Bank and Trust...     4,250,000
   3,400,000  Norfolk Industrial Development
               Authority, 3.60%(c)
               Industrial Development Revenue
               Bond
               Norfolk Ship Repair Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank and Trust...     3,400,000
   2,000,000  Richmond Redevelopment and
               Housing Authority, 3.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-3, AMT, 03/07/01
               GIC: Bayerische Landesbank.....     2,000,000
   7,500,000  Richmond Redevelopment and
               Housing Authority, 3.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-5, AMT, 03/07/01
               GIC: Bayerische Landesbank.....     7,500,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
  10,660,000  Richmond Redevelopment and
               Housing Authority, 3.40%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row,
               Series 89B-7, AMT, 03/07/01
               GIC: Bayerische Landesbank.....    10,660,000
   4,000,000  Spotsylvania County, 3.60%(c)
               Industrial Development Revenue
               Bond
               Anthony Kane Project,
               Series 99, AMT, 03/07/01
               LOC: Wachovia Bank and Trust...     4,000,000
   4,630,000  Virginia Beach, 3.60%(c)
               Industrial Development Revenue
               Bond
               Architectural Graphics Project,
               Series 00, AMT, 03/07/01
               LOC: Wachovia Bank and Trust...     4,630,000
                                                ------------
                                                  44,325,000
                                                ------------

WASHINGTON--4.4%
   2,500,000  Pierce County, 3.65%(c)
               McFarland Cascade Project,
               AMT, 03/07/01
               LOC: U.S. Bank N.A.............     2,500,000
   6,800,000  Port of Port Angeles, 3.30%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 91, AMT, 03/07/01
               LOC: Bank of Nova Scotia.......     6,800,000
   5,000,000  Port of Port Angeles, 3.30%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 92, AMT, 03/07/01
               LOC: Bank of Nova Scotia.......     5,000,000
   5,000,000  Port of Seattle, 3.30%(c)
               Harbor Island Terminal 18
               Project,
               Series 97, AMT, 03/07/01
               LOC: Canadian Imperial Bank of
               Commerce.......................     5,000,000
   5,400,000  Port of Vancouver, 3.30%(c)
               Industrial Development Revenue
               Bond
               United Grain Corporation,
               Series 92, AMT, 03/07/01
               LOC: Bank of America...........     5,400,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   2,415,000 Washington Economic Development
               Authority, 3.60%(c)
               Economic Development Revenue
               Bond
               Mercer Island Project,
               Series 97, AMT, 03/07/01
               LOC: U.S. Bank, N.A............  $  2,415,000
   1,290,000  Washington Housing Finance
               Commission, 3.60%(c)
               Multi Family Housing Revenue
               Bond
               LTC Properties Inc. Project,
               AMT, 03/07/01
               LOC: U.S. Bank, N.A............     1,290,000
   6,250,000  Washington Housing Finance
               Commission, 3.38%
               Single Family Mortgage Revenue
               Bond
               Series 01A, AMT, 02/01/02......     6,250,000
   3,185,000  Washington Housing Finance
               Commission, 3.60%(c)
               Multi Family Housing Revenue
               Bond
               Summerglen Project,
               Series 95, AMT, 03/07/01
               LOC: U.S. Bank, N.A............     3,185,000
                                                ------------
                                                  37,840,000
                                                ------------

WISCONSIN--1.7%
   3,000,000  Ashland, 3.28%(c)
               Industrial Development Revenue
               Bond
               ABC Rail Products Corporation,
               Series 98, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     3,000,000
   2,050,000  Janesville, 3.28%(c)
               Industrial Development Revenue
               Bond
               Freedom Plastics Inc. Project,
               Series 95, AMT, 03/07/01
               LOC: LaSalle National Trust,
               N.A............................     2,050,000
   9,925,000  Milwaukee, 3.45%(c)
               Multi Family Housing Revenue
               Bond
               Blatz Apartment Project,
               Series 00A, 03/07/01
               LOC: Federal National Mortgage
               Association....................     9,925,000
                                                ------------
                                                  14,975,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)

WYOMING--0.9%
   7,500,000  Campbell County, 4.60%
               Industrial Development Revenue
               Bond
               Two Elk Power Project,
               Series 00, AMT, 12/03/01
               LOC: Bayerische Landesbank.....     7,500,000
                                                ------------
TOTAL INVESTMENTS
  (cost $861,506,096)(d), 99.6%(a)............  $861,506,096
OTHER ASSETS AND LIABILITIES, net, 0.4%(a)....     3,120,536
                                                ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
864,692,123 shares outstanding), consisting of
paid-in-capital net of accumulated net
realized loss of $65,491, 100%................  $864,626,632
                                                ============

-----------------------------------------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Floating rate notes are securities that generally are
     payable on demand within seven calendar days. Put
     bonds are securities that can be put back to the
     issuer or remarketer either at the option of the
     holder, at a specified date, or within a specified
     time period known at the time of purchase. For these
     securities, the demand period and the remaining period
     to put date, respectively, are used when calculating
     the weighted average maturity of the portfolio.
(d)  The aggregate identified cost for federal income tax
     purposes is the same.

AMT   --   Securities subject to Alternative Minimum Tax
BPA   --   Bond Purchase Agreement
GIC   --   Credit enhancement provided by guaranteed
           investment contract with noted institution
GO    --   General Obligation
LOC   --   Credit enhancement provided by letter of credit
           issued by noted institution

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
Interest....................................................                        $ 16,458,729

Expenses (Notes 1 and 4):
  Management fee............................................    $  1,891,301
  Distribution fee..........................................         602,364
  Shareholder servicing fees................................          96,719
  State qualification expenses..............................          81,671
  Custodian/Fund accounting fees............................          64,572
  Professional fees.........................................          26,943
  Federal registration fees.................................          23,072
  Reports to shareholders...................................          12,248
  Trustees' fees and expenses...............................           3,818
  Insurance.................................................           3,633
  Other.....................................................           2,967
                                                                ------------
        Total expenses......................................                           2,809,308
                                                                                    ------------
Net investment income from operations.......................                        $ 13,649,421
                                                                                    ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED          FOR THE
                                                              FEBRUARY 28, 2001     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2000
                                                              -----------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................    $ 13,649,421       $ 24,477,777
Distributions to shareholders from net investment income
  ($0.017 and $0.032 per share, respectively)...............     (13,649,421)       (24,476,892)
Increase in net assets from Fund share transactions (Note
  2)........................................................      92,286,200        146,951,334
                                                                ------------       ------------
  Increase in net assets....................................      92,286,200        146,952,219
  Net assets, beginning of period...........................     772,340,432        625,388,213
                                                                ------------       ------------
  Net assets, end of period.................................    $864,626,632       $772,340,432
                                                                ============       ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         FOR THE SIX-
                                                         MONTH PERIOD
                                                            ENDED
                                                         FEBRUARY 28,             FOR THE YEARS ENDED AUGUST 31
                                                             2001        ------------------------------------------------
                                                         (UNAUDITED)      2000      1999      1998      1997       1996
                                                         ------------    -------   -------   -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $  1.00       $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                           -------       -------   -------   -------   -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................................      0.017         0.032     0.026     0.030     0.030(a)   0.030
LESS DISTRIBUTIONS:
  Dividends from net investment income.................     (0.017)       (0.032)   (0.026)   (0.030)   (0.030)    (0.030)
                                                           -------       -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD.........................    $  1.00       $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                           =======       =======   =======   =======   =======    =======
TOTAL RETURN(%)........................................       1.71(b)       3.29      2.62      3.02      3.00       2.98
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net..............................       0.70(c)       0.71      0.73      0.74      0.75(a)    0.77
  Net investment income................................       3.40(c)       3.24      2.58      2.98      2.96       2.94
  Net assets, end of period ($ millions)...............        865           772       625       565       419        326

---------------

(a) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.
(b) Not annualized
(c) Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fees, custodian fees, distribution fees, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 2001, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 28, 2001 and for the year ended August 31, 2000 at a net asset value of $1.00 per share, were as follows:

                                                                      FOR THE SIX-MONTH
                                                                        PERIOD ENDED          FOR THE
                                                                      FEBRUARY 28, 2001     YEAR ENDED
                                                                         (UNAUDITED)      AUGUST 31, 2000
                                                                      -----------------   ---------------
        Shares sold.................................................    1,747,002,424      3,457,659,865
        Shares issued on reinvestment of distributions..............       13,599,878         23,901,055
        Shares redeemed.............................................   (1,668,316,102)    (3,334,609,586)
                                                                       --------------     --------------
          Net increase..............................................       92,286,200        146,951,334
        Shares outstanding:
          Beginning of period.......................................      772,405,923        625,454,589
                                                                       --------------     --------------
          End of period.............................................      864,692,123        772,405,923
                                                                       ==============     ==============

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2001, purchases, sales and maturities of short-term investment securities aggregated $951,551,100, $826,157,600 and $30,600,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next
        $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of February 28, 2001 was $314,426. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 2001. No fees were waived and no expenses were reimbursed for the six-month period ending February 28, 2001.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the six-month period ending February 28, 2001, the subadviser earned $277,787 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $96,719 for Dividend Paying and Shareholder Servicing fees and $29,965 for Fund Accounting services, of which $33,000 and $10,000 were payable as of February 28, 2001 respectively.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2001 was $97,292. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 2000, the Fund has net tax basis capital loss carryforwards in the aggregate of $65,491. Capital loss carryforwards in the amount of $885 were utilized in the year ended August 31, 2000. Capital loss carryforwards in the amount of $16,939, $2,029 and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

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